UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal Nenadovic
Title:Chief Financial Officer
Phone:416-943-6721

Signature, Place, and Date of Signing:

 Neal Nenadovic     Toronto, Ontario, Canada    August 3, 2006


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $ 587,565  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of    Cusip       Value       Shares  Sh/ Put/   Invstm   Other Voting Authority
                                Class               (x$1000)      Prn/Amt  Prn Call   Discrt    Mgrs      Sole ShareNone
Agnico-Eagle Mines Limited        Com     008474108     13,681      412,600  Sh        Sole              412,600
Aldila Inc.                       Com     014384200      1,393       55,000  Sh        Sole               55,000
Allegheny Tech Incorp-New         Com     01741R102      1,191       17,200  Sh        Sole               17,200
American Dairy                    Com     025334103      1,889      143,100  Sh        Sole              143,100
Arch Coal Inc.                    Com     039380100     75,688    1,786,200  Sh        Sole            1,786,200
Aurora Oil And Gas Corporatio     Com     052036100        600      150,000  Sh        Sole              150,000
Btu International Inc.            Com     056032105        407       30,000  Sh        Sole               30,000
Banro Corp.                       Com     066800103     12,241    1,266,300  Sh        Sole            1,266,300
Bema Gold Corporation             Com     08135F107        499      100,000  Sh        Sole              100,000
Carrizo Oil & Gas Inc.            Com     144577103      1,253       40,000  Sh        Sole               40,000
Cenveo, Inc.                      Com     15670S105      1,054       58,700  Sh        Sole               58,700
Ceradyne Inc Calif                Com     156710105      2,475       50,000  Sh        Sole               50,000
Chaparral Steel Company           Com     159423102      1,080       15,000  Sh        Sole               15,000
Corriente Res Inc                 Com     22027E102      1,757      390,000  Sh        Sole              390,000
Delta Petroleum Corp.             Com     247907207     65,652    3,832,238  Sh        Sole            3,832,238
Delta Petroleum Corp.             Com     992869057     40,596    2,369,676  Sh        Sole            2,369,676
Durban Roodepoort Deep Ltd.  Sponsored ADR26152H103      5,480    4,000,000  Sh        Sole            4,000,000
Dynamic Materials Corp            Com     267888105      1,181       35,000  Sh        Sole               35,000
Encana Corporation                Com     292505104        895       17,000  Sh        Sole               17,000
Extendicare Inc Sv                Com     30224T871      1,590       75,000  Sh        Sole               75,000
Flexible Solutions Internatio     Com     33938T104      1,439      587,244  Sh        Sole              587,244
Flotek Industries Inc.            Com     343389102        591       38,000  Sh        Sole               38,000
Focus Media Holding Limited  Sponsored ADR34415V109      1,303       20,000  Sh        Sole               20,000
Glencairn Gold Corporation        Com     377903109      7,201   10,716,500  Sh        Sole           10,716,500
Glencairn Gold Corporation        Com     RGL062606      1,129    2,100,000  Sh        Sole            2,100,000
Gmx Resources Inc.                Com     38011M108      1,404       45,400  Sh        Sole               45,400
Goldcorp Inc.                     Com     380956409     15,111      500,000  Sh        Sole              500,000
Gulfport Energy Corp.           Com New   402635304      2,208      200,000  Sh        Sole              200,000
Hercules Offshore Inc.            Com     427093109      2,552       72,900  Sh        Sole               72,900
Ima Exploration Inc.              Com     449664101     12,576    4,319,100  Sh        Sole            4,319,100
Iamgold Corporation               Com     450913108     12,442    1,400,000  Sh        Sole            1,400,000
Ikanos Communications             Com     45173E105     11,196      737,000  Sh        Sole              737,000
Memc Electronic Materials, In     Com     552715104      2,438       65,000  Sh        Sole               65,000
Meridian Gold Inc.                Com     589975101     15,777      500,000  Sh        Sole              500,000
Metallica Resources Inc.          Com     59125J104     10,693    3,500,000  Sh        Sole            3,500,000
Miller Industries Inc.          Com New   600551204      5,997      289,700  Sh        Sole              289,700
Minco Mining & Metals Corp.       Com     60253L101      4,513    3,523,000  Sh        Sole            3,523,000
Minefinders Corporation Ltd.      Com     602900102     16,631    2,042,200  Sh        Sole            2,042,200
Neurometrix, Inc.                 Com     641255104        609       20,000  Sh        Sole               20,000
New Gold Inc.                     Com     644535106     18,328    2,058,100  Sh        Sole            2,058,100
Newmont Mining Corporation        Com     651639106     10,354      195,600  Sh        Sole              195,600
Northgate Minerals Corporatio     Com     666416102     10,160    2,779,600  Sh        Sole            2,779,600
Novagold Resources Inc.           Com     66987E206     51,571    4,022,637  Sh        Sole            4,022,637
Nutri/System Inc                  Com     67069D108      1,958       31,508  Sh        Sole               31,508
Orezone Resources Inc.            Com     685921108      7,433    5,058,700  Sh        Sole            5,058,700
PW Eagle, Inc.                    Com     69366Y108        454       15,000  Sh        Sole               15,000
Parallel Petroleum Corporatio     Com     699157103      1,853       75,000  Sh        Sole               75,000
Petroquest Energy, Inc.           Com     716748108      1,842      150,000  Sh        Sole              150,000
Queenstake Resources Ltd.         Com     748314101     39,307  103,235,200  Sh        Sole           103,235,200
Rpc Inc.                          Com     749660106        702       28,900  Sh        Sole               28,900
Rambus Inc                        Com     750917106      1,483       65,000  Sh        Sole               65,000
Richmont Mines Inc.               Com     76547T106      2,984      822,362  Sh        Sole              822,362
Rubicon Minerals Corporation      Com     780911103      7,541    6,055,765  Sh        Sole            6,055,765
Rubicon Minerals Corporation      Com     RUB081206        895      675,000  Sh        Sole              675,000
Sierra Wireless, Inc.             Com     826516106      1,111       61,560  Sh        Sole               61,560
Silver Standard Res Inc           Com     82823L106     16,814      850,000  Sh        Sole              850,000
Silver Wheaton Corp.              Com     828336107     17,460    1,856,100  Sh        Sole            1,856,100
Southwestern Energy Co.           Com     845467109      5,609      180,000  Sh        Sole              180,000
Superior Energy Services Inc.     Com     868157108      1,695       50,000  Sh        Sole               50,000
Sycamore Networks, Inc.           Com     871206108      1,035      255,000  Sh        Sole              255,000
Talisman Energy Inc               Com     87425E103      1,047       60,000  Sh        Sole               60,000
Tim Hortons Inc.                  Com     88706M103        886       34,500  Sh        Sole               34,500
Us Global Investors Funds        Cl A     902952100      2,386      112,812  Sh        Sole              112,812
Ultra Petroleum Corp.             Com     903914109     21,647      365,200  Sh        Sole              365,200
YM Biosciences Inc                Com     984238105        454      118,700  Sh        Sole              118,700
Yamana Gold Inc.                  Com     98462Y100      4,141      421,779  Sh        Sole              421,779

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